Schedule of Investments (unaudited)
December 31, 2024
BlackRock 20/80 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies(a)
Equity Funds — 22.4%
BlackRock U.S. Equity Factor Rotation ETF	243,035	$ 12,455,544
iShares Core S&P 500 ETF	41,642	24,513,812
iShares MSCI EAFE Growth ETF	79,626	7,710,186
iShares MSCI EAFE Value ETF	153,228	8,039,873
iShares MSCI Emerging Markets ex China ETF	141,287	7,834,364
iShares MSCI U.S.A. Quality Factor ETF	68,736	12,240,507
iShares S&P 500 Growth ETF	122,577	12,445,243
iShares S&P 500 Value ETF	41,927	8,003,026
		93,242,555
Fixed-Income Funds — 77.5%
BlackRock Flexible Income ETF	645,567	33,582,395
BlackRock Strategic Income Opportunities Portfolio, Class K	5,376,295	50,967,276
BlackRock Total Return Fund, Class K	7,354,847	71,562,660
BlackRock U.S. Mortgage Portfolio, Institutional Class	3,824,964	33,965,678
iShares 20+ Year Treasury Bond ETF	327,731	28,620,748
iShares Convertible Bond ETF	194,481	16,525,051
iShares Core Total USD Bond Market ETF(b)	1,567,642	70,857,418
iShares High Yield Systematic Bond ETF	177,525	8,345,450
iShares J.P. Morgan USD Emerging Markets Bond ETF(b)	93,848	8,356,226
		322,782,902
Total Long-Term Investments — 99.9% (Cost: $409,429,285)		416,025,457
Security	Shares	Value
Short-Term Securities
Money Market Funds — 9.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(a)(c)(d)	40,357,307	$ 40,377,485
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.36%(a)(c)	16,586	16,586
Total Short-Term Securities — 9.7% (Cost: $40,398,036)		40,394,071
Total Investments — 109.6% (Cost: $449,827,321)		456,419,528
Liabilities in Excess of Other Assets — (9.6)%		(39,932,456)
Net Assets — 100.0%		$ 416,487,072
(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 19,303,078	$ —	$ 21,086,207(a)	$ (2,288)	$ (9,512)	$ 40,377,485	40,357,307	$ 26,296(b)	$ —
BlackRock Flexible Income ETF	34,510,416	1,150,765	(1,100,108)	(13,953)	(964,725)	33,582,395	645,567	923,992	—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	980,501	—	(963,915)(a)	—	—	16,586	16,586	4,158	—
BlackRock Strategic Income Opportunities Portfolio, Class K	52,590,423	903,972	(1,603,631)	4,212	(927,700)	50,967,276	5,376,295	626,224	—
BlackRock Total Return Fund, Class K	74,491,285	2,548,444	(2,174,410)	(59,195)	(3,243,464)	71,562,660	7,354,847	863,757	50,680

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock 20/80 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock U.S. Equity Factor Rotation ETF	$ 12,814,115	$ 69,654	$ (900,704)	$ 73,273	$ 399,206	$ 12,455,544	243,035	$ 30,920	$ —
BlackRock U.S. Mortgage Portfolio, Institutional Class	34,892,943	955,975	(1,002,421)	(6,883)	(873,936)	33,965,678	3,824,964	482,453	78,189
iShares 20+ Year Treasury Bond ETF	30,686,072	2,358,540	(965,442)	(117,412)	(3,341,010)	28,620,748	327,731	419,518	—
iShares Convertible Bond ETF	12,960,483	4,126,117	(724,344)	9,173	153,622	16,525,051	194,481	129,505	—
iShares Core S&P 500 ETF	22,989,738	1,885,671	(803,658)	21,068	420,993	24,513,812	41,642	90,078	—
iShares Core Total USD Bond Market ETF	74,520,280	2,171,516	(2,789,118)	(29,887)	(3,015,373)	70,857,418	1,567,642	1,003,161	—
iShares Edge Investment Grade Enhanced Bond ETF(c)	22,001,036	214,459	(21,634,814)	339,728	(920,409)	—	—	177,844	—
iShares High Yield Systematic Bond ETF	—	8,711,880	(224,812)	(2,219)	(139,399)	8,345,450	177,525	93,392	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	9,209,021	166,588	(582,596)	11,907	(448,694)	8,356,226	93,848	180,921	—
iShares MSCI EAFE Growth ETF	—	8,316,183	(227,138)	(6,482)	(372,377)	7,710,186	79,626	56,136	—
iShares MSCI EAFE Value ETF	12,786,675	106,597	(3,895,395)	(98,014)	(859,990)	8,039,873	153,228	140,715	—
iShares MSCI Emerging Markets ex China ETF	9,101,418	103,535	(550,823)	4,215	(823,981)	7,834,364	141,287	142,274	—
iShares MSCI U.S.A. Quality Factor ETF	13,858,994	69,572	(1,642,215)	176,483	(222,327)	12,240,507	68,736	38,144	—
iShares S&P 500 Growth ETF	14,223,854	69,760	(2,706,343)	325,177	532,795	12,445,243	122,577	16,978	—
iShares S&P 500 Value ETF	8,587,148	46,379	(369,549)	25,439	(286,391)	8,003,026	41,927	45,240	—
				$ 654,342	$ (14,942,672)	$ 456,419,528		$ 5,491,706	$ 128,869
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock 20/80 Target Allocation Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 416,025,457	$ —	$ —	$ 416,025,457
Short-Term Securities
Money Market Funds	40,394,071	—	—	40,394,071
	$ 456,419,528	$ —	$ —	$ 456,419,528
Portfolio Abbreviation
ETF	Exchange-Traded Fund
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